Income / (loss) per share - Diluted income / (loss) per share (Details)	12 Months Ended
	Dec. 31, 2025 share	Jun. 30, 2026 shares
Number of other equity instruments | share	3,479,983
Treasury shares
Number of shares outstanding (in shares) | shares		18,575